Other Deductions, Net	12 Months Ended
Sep. 30, 2013
Other Deductions, Net [Abstract]
Other Deductions, Net
OTHER DEDUCTIONS, NET

Other deductions, net are summarized as follows:
	2011	2012	2013
Amortization of intangibles (intellectual property and customer relationships)	$261	241	220
Rationalization of operations	81	119	78
Other	38	91	65
Gains, net	(24)	(50)	(1)
Total	$356	401	362

Other is composed of several items that are individually immaterial, including foreign currency transaction gains and losses, bad debt expense, equity investment income and losses, as well as other items such as litigation and disputed matters and insurance recoveries. Other decreased in 2013 primarily because of the receipt of an international research and development credit, lower foreign currency transaction losses and the comparative impact from the loss on the sale of the Knaack business in 2012. Other increased in 2012 due to higher foreign currency transaction losses and the loss on the Knaack sale. Gains, net decreased in 2013 due to $43 of dumping duties collected from U.S. Customs in 2012. Gains, net for 2011 included $15 related to the acquisition of full ownership of a Process Management joint venture in India.